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March 16, 2017	Jacob C. Tiedt
Associate
+1 312 609 7697
jtiedt@vedderprice.com

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Real Asset Income and Growth Fund (the “Registrant”)

File No. 811-22658

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization of Diversified Real Asset Income Fund into the Registrant.

Please contact the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Yours very truly,

Jacob C. Tiedt

Associate

JCT/Enclosures

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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